Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 491	$ 421
Long-term deferred tax liabilities	(312)	(440)
Net deferred tax assets (liabilities)	$ 179	$ (19)